Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial risk management objectives and policies - Interest rate risk
	Increase/(Decrease) in basis points	Effect on income / (loss)
2021
$ Libor	+15	(52)
	-20	69
2020
$ Libor	+15	(57)
	-20	75

Financial risk management objectives and policies - Foreign currency risk
	Change in rate	Effect on income / (loss)

2021	+10%	(478)
	-10%	478

2020	+10%	(258)
	-10%	258

Financial risk management objectives and policies - Concentration of credit risk table
	2021	%	2020	%	2019	%
A	7,726	18%	—	—	—	—
B	4,571	11%	—	—	—	—
C	—	—	751	6%	3,476	22%
Other	30,914	71%	11,002	94%	12,147	78%
Total	43,211	100%	11,753	100%	15,623	100%

Financial risk management objectives and policies - Liquidity risk
Year ended December 31, 2021	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	1,566	4,614	29,325	—	35,505
Lease liabilities	92	275	585	—	952
Accrued liabilities and other payables	3,676	—	—	—	3,676
Trade accounts payables	1,100	—	—	—	1,100
Current portion of fair value of derivative financial instruments	23	69	—	—	92
Total	6,457	4,958	29,910	—	41,325

Year ended December 31, 2020	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	2,302	6,752	32,362	—	41,416
Lease liabilities	106	106	426	—	638
Accrued liabilities and other payables	2,159	—	—	—	2,159
Trade accounts payables	4,758	—	—	—	4,758
Total	9,325	6,858	32,788	—	48,971